Consolidated Statement of Changes in Equity (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Changes in Equity
Tax benefit (income tax) from change in pension and post-retirement benefit plans	$ 796	$ 224	$ (569)
Tax benefit (income tax) from adjustment for sale of securities	(21)	(61)	(66)
Tax benefit (income tax) from unrealized cash flow hedging gain (loss)	36	18	(106)
Common Stock issued under employee plans, shares	7.2	11.8	11.9
Tax benefit from Common Stock issued under employee plans	$ 81	$ 94	$ 50
Common Stock contributed to defined benefit pension plans, shares	5.7	3.8
Common Stock repurchased, shares	26.9	31.0	19.1